Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Jana L. Cresswell
jcresswell@stradley.com
215.564.8048

June 21, 2018

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	STAAR Investment Trust –Form N-14
File Nos: [ ]

Dear Sir or Madam:

In connection with the registration by Staar Investment Trust (the "Registrant"), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended ("1933 Act"), we are transmitting herewith the Registrant's registration statement on Form N-14 ("Registration Statement"). This Registration Statement is being filed to registerClass A, Class C and Institutional Class shares of the Staar Disciplined Strategies Fund (the "Disciplined Strategies  Fund"), a series of the Registrant that will be issued to shareholders of the Hatteras Alpha Hedged Strategies Fund (the "Alpha Hedged Strategies Fund"), a series of Trust for Advisor Solutions, in connection with a transfer of substantially all of the assets of the Alpha Hedged Strategies Fund to the Disciplined Strategies Fund, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Alpha Hedged Strategies Fund at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on July 23, 2018.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8040, or in my absence, please contact Amy Smith at (215) 564-8104.

Very truly yours, /s/ Jana L. Cresswell Jana L. Cresswell, Esquire

A Pennsylvania Limited Liability Partnership